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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-21701
                                   ---------------------------------------------

                               The Destination Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   2001 North Main Street, Suite 270     Walnut Creek, California     94596
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (925) 935-2900
                                                     ----------------------

Date of fiscal year end:       August 31, 2006
                          ------------------------------


Date of reporting period:      May 31, 2006
                          ------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

DESTINATION SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)
================================================================================
  SHARES     COMMON STOCKS - 81.9%                                      VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 19.6%
     570     Carnival Corp.                                         $   22,749
     715     DreamWorks Animation SKG, Inc. (a)                         18,554
     470     Gannett Co., Inc.                                          25,385
     364     Walt Disney Co. (The)                                      11,102
                                                                    ----------
                                                                        77,790
                                                                    ----------

             CONSUMER STAPLES - 18.9%
     545     Coca-Cola Co. (The)                                        23,997
     125     Costco Wholesale Corp.                                      6,616
     200     Procter & Gamble Co. (The)                                 10,850
     405     Wal-Mart Stores, Inc.                                      19,622
     240     William Wrigley Jr. Co.                                    10,973
      60     William Wrigley Jr. Co. - Class B                           2,742
                                                                    ----------
                                                                        74,800
                                                                    ----------

             FINANCIALS - 9.8%
     235     Capital One Financial Corp.                                19,451
     625     U.S. Bancorp                                               19,294
                                                                    ----------
                                                                        38,745
                                                                    ----------
             HEALTH CARE - 15.8%
     450     Johnson & Johnson                                          27,099
     740     Pfizer, Inc.                                               17,508
     410     Stryker Corp.                                              17,999
                                                                    ----------
                                                                        62,606
                                                                    ----------
             INDUSTRIALS - 4.9%
     570     General Electric Co.                                       19,528
                                                                    ----------

             INFORMATION TECHNOLOGY - 12.9%
     505     Automatic Data Processing, Inc.                            22,962
     330     First Data Corp.                                           15,216
     580     Microsoft Corp.                                            13,137
                                                                    ----------
                                                                        51,315
                                                                    ----------

             TOTAL COMMON STOCKS (Cost $337,909)                     $ 324,784
                                                                     ----------

================================================================================
  SHARES     SHORT TERM INVESTMENTS - 18.2%                             VALUE
--------------------------------------------------------------------------------
  72,156     AIM STIT - Liquid Assets Portfolio(The) (Cost $72,156)   $ 72,156
                                                                    ----------

             TOTAL INVESTMENTS AT VALUE -  100.1% (Cost $410,065)    $ 396,940

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)               (348)
                                                                    ----------

             TOTAL NET ASSETS - 100.0%                               $ 396,592
                                                                    ==========

(a)  Non-income producing security.

See accompanying notes to Schedule of Investments.

DESTINATION SELECT EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

MAY 31, 2006 (UNAUDITED)
================================================================================


1.  SECURITIES VALUATION

The Destination Select Equity Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of May 31, 2006:



        Tax cost of portfolio investments           $     410,065
                                                     ============

        Gross unrealized appreciation               $       4,450

        Gross unrealized depreciation                     (17,575)
                                                     ------------

        Net unrealized depreciation                 $     (13,125)
                                                     ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Destination Funds
             ---------------------------------------------------------


By (Signature and Title)*      /s/ Michael A. Yoshikami
                             -----------------------------------------
                             Michael A. Yoshikami, President

Date         July 10, 2006
     -------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/ Michael A. Yoshikami
                             -----------------------------------------
                             Michael A. Yoshikami, President

Date         July 10, 2006
     -------------------------------------------



By (Signature and Title)*      /s/ Mark J. Seger
                             -----------------------------------------
                             Mark J. Seger, Treasurer

Date         July 10, 2006
     -------------------------------------------



* Print the name and title of each signing officer under his or her signature.